LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - Office Of Chief Scientist [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	3% of revenues derived from research and development projects
Percentage of grant received	100.00%
Aggregate grant received including accrued interest	$ 8,710
Aggregate grant paid	$ 3,516